Prepaid Expenses And Other Current Assets	12 Months Ended
Dec. 31, 2013
Prepaid Expense and Other Assets, Current [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following (all amounts in thousands):

	2013	2012
Value added taxes receivable	$17	$53
Franchise taxes receivable	0	32
Prepaid expenses	312	322
Debt issuance costs, current portion	53	136
Other	81	15
	$463	$558